ASSET MANAGEMENT FUND

SUPPLEMENT DATED MAY 20, 2025

TO PROSPECTUS

DATED OCTOBER 28, 2024

Large Cap Equity Fund – Class AMF Shares –IICAX

Large Cap Equity Fund – Class H Shares - IICHX

This Supplement provides new and additional information beyond that contained in the Prospectus dated October 28, 2024:

Effective as of May 1, 2025, the address of Asset Management Fund and Foreside Management Services, LLC is 190 Middle Street, Suite 301, Portland, Maine 04101.

Effective as of the close of business on June 20, 2025 (the “Effective Date”), Ultimus Fund Solutions, LLC (“Ultimus”) will replace The Northern Trust Company (“Northern Trust”) as the financial administrator and transfer and dividend agent and U.S. Bank, N.A. (“U.S. Bank”) will replace Northern Trust as custodian for the Large Cap Equity Fund. This Supplement provides certain updated information relating to Ultimus, the Fund’s new financial administrator and transfer and dividend agent, and U.S. Bank as the Fund’s new custodian. As of the Effective Date, the following changes are made to the Prospectus:

●

All references to The Northern Trust Company in its capacity as the Fund’s Financial Administrator and Transfer and Dividend Agent are replaced with Ultimus Fund Solutions, LLC, serving in such roles.

●

The first three paragraphs under the “Purchase and Sale of Fund Shares” section on page 7 are deleted and replaced as follows:

You may purchase, exchange, or redeem shares of the Fund on any day on which the New York Stock Exchange is open for business (“Business Day”).

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com, and returning it as instructed. After a complete application form has been received and processed, orders to purchase shares of the Fund may be made by telephoning the Fund’s Transfer Agent at (800) 247-9780.

Shareholders may exchange or redeem their shares by telephoning the Transfer Agent on any Business Day by calling (800) 247-9780. Shares may also be exchanged or redeemed by sending a written request to the AMF Large Cap Equity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

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The first paragraph under the “What Shares Cost” section on page 11 is deleted and replaced as follows:

Shares of the Fund are bought and sold at their net asset value next determined after the purchase or redemption order is received in good order. There is no sales charge imposed by the Fund. For the Fund, the net asset value is determined each Business Day at the close of the regular trading session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Currently, the New York Stock Exchange is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. As used in this Prospectus, for the Fund, the term “Business Day” means any day on which the New York Stock Exchange is open for business. The Fund does not price its shares on days when the New York Stock Exchange is closed for trading.

●

The “Share Purchases” section on Pages 11 and 12 is deleted in its entirety and replaced as follows:

Shares of the Fund may be purchased through a financial intermediary or by completing an application which can be acquired at www.amffunds.com. If you wish to wire money to make an investment in the Fund, please call the Fund at (800) 247-9780 for wiring instructions and to notify the Fund that a wire transfer is coming. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the New York Stock Exchange. Your bank may charge you a fee for wiring same-day funds. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system.

Purchase orders are accepted on each Business Day and become effective upon receipt in good order by the Trust. Payment may be in the form of federal funds or checks.

“Good order” means your purchase, redemption or exchange request includes:

▪	The name of the Fund and share class
▪	The dollar amount of shares to be purchased
▪	A completed purchase application or investment stub
▪	Check payable to the Fund.

Call (800) 247-9780 for more information about documentation that may be required in the case of estates, corporations, trusts and other entities or forms of ownership. Additionally, a purchase order initiating the opening of an account is not considered to be in “good order” unless you have provided all information required by the Trust’s “Anti-Money Laundering Program” as described below.

In certain circumstances, such as when the New York Stock Exchange closes early, the officers of the Trust may set an earlier cut-off time for orders eligible for same day or next day settlement.

Orders accompanied by check, including your name and account number, should be sent via (i) overnight mail to: AMF Large Cap Equity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or (ii) regular mail to: AMF Large Cap Equity Fund, c/o Ultimus Fund Solutions, LLC, PO Box 46707, Cincinnati, Ohio 45246-0707. Such orders will receive the net asset value next computed after receipt of the order in good order. Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. The Fund reserves the right to reject or restrict any specific purchase or exchange request.

A purchase order is considered binding upon the investor. If payment is not timely received, the Trust may hold the investor responsible for any resulting losses or expenses the Trust incurs. In addition, the Trust and/or its designated agents may prohibit or restrict the investor from making future purchases of the Trust’s shares. The Trust’s designated agents reserve the right to reimburse the Trust in their sole and absolute discretion on behalf of an investor for losses or expenses incurred by the Trust as a result of the investor’s failure to make timely payment.

If your check or electronic payment does not clear, you will be responsible for any loss incurred by the funds and charged a $25 fee to defray bank charges.

Any federal funds received in respect of a cancelled order will be returned upon instructions from the sender without any liability to the Trust, the Adviser, the Distributor or Ultimus Fund Solutions, LLC. If it is not possible to return such federal funds the same day, the sender will not have the use of such funds until the next day on which it is possible to effect such return. The Trust and/or its designated agents reserve the right to reject any purchase order.

●

The disclosure under “Telephone Redemption” section on page 13 is deleted and replaced in its entirety as follows:

The telephone redemption privilege is automatically available to all new accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds of a redemption will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call (800) 247-9780. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions, but in no case later than seven days.

During periods of high market activity, you may encounter higher than usual wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close. Neither the Fund nor its Transfer Agent will be held liable if you are unable to place your trade due to high call volume.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous three days. Neither the Fund, the Transfer Agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any such loss. The Fund or the Transfer Agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Fund and/or the Transfer Agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or recording telephone instructions.

The Transfer Agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. This fee is subject to change. Your bank may also impose a fee for the incoming wire.

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The “Written Requests” section on page 14 is deleted and replaced as follows:

Shares may also be redeemed by sending a written request via overnight mail to: AMF Large Cap Equity Fund, c/o Ultimus Fund Solutions, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 or via regular mail: AMF Large Cap Equity Fund, c/o Ultimus Fund Solutions, LLC, PO Box 46707, Cincinnati, Ohio 45246.

Signatures

Signatures on written redemption requests must be guaranteed by one of the following:

●	a Federal Home Loan Bank
●	a savings association or a savings bank
●	a trust company or a commercial bank
●	a member firm of a domestic securities exchange or a registered securities association
●	a credit union or other eligible guarantor institution

In certain instances, the Transfer Agent may request signature guarantees or additional documentation believed necessary to ensure proper authorization. The additional documentation may include a copy of a current corporate resolution, articles of incorporation and other appropriate documentation indicating which officers, directors, trustees or persons are authorized to act for a legal entity.

The Trust or its designated agents may, in its sole discretion, accept a corporate seal in lieu of a Medallion signature guarantee from investors who are of the type described above.

When You Need Medallion Signature Guarantees (MSG): A MSG assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

●	you request a redemption to be made payable to a person not on record with the Fund;
●	you request that a redemption be mailed to an address other than that on record with the Fund.
●	the proceeds of a requested redemption exceed $50,000;
●	any redemption is transmitted to a bank other than the bank of record; or
●	your address was changed within 15 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures. The Fund reserves the right to require a signature guarantee under other circumstances or to reject or delay a redemption on certain legal grounds.

An order is considered to be in “good order” if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.

“Good order” means your request for redemption must:

●	Include the Fund name and account number;
●	Include the account name(s) and address;
●	State the dollar amount or number of shares you wish to redeem; and
●	Be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered.

Shareholders with questions concerning documentation should call the Transfer Agent at (800) 247-9780.

Receiving Payment

Proceeds of written redemption requests are sent at the same time and in the same manner as for telephone redemptions, based on the time of the receipt in proper form (see “Telephone Redemption” above). If shares being redeemed were purchased by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the date that the redemption request is received.

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The “Federal Income Tax Information” sub-section under the “Shareholder Information” section is amended to add the following paragraph:

The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen Average Cost as the Fund’s default cost basis method. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

●

The following addresses in the Shareholder Reference Information should be revised as follows:

Custodian

U.S. Bank National Association
1555 N. Rivercenter Dr., MK-WI-S302
Milwaukee, WI 53212

Business Manager and Administrator

Foreside Management Services, LLC

190 Middle Street, Suite 31

Portland, Maine 04101

Financial Administrator and Transfer and Dividend Agent

Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.

ASSET MANAGEMENT FUND
190 Middle Street, Suite 301

Portland, Maine 04101

ASSET MANAGEMENT FUND

SUPPLEMENT DATED MAY 20, 2025

TO STATEMENT OF ADDITIONAL INFORMATION

DATED OCTOBER 28, 2024

Large Cap Equity Fund – Class AMF Shares –IICAX

Large Cap Equity Fund – Class H Shares - IICHX

This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information dated October 28, 2024:

Effective as of May 1, 2025, the address of Asset Management Fund and Foreside Management Services, LLC is 190 Middle Street, Suite 301, Portland, Maine 04101.

Effective as of the close of business on June 20, 2025 (the “Effective Date”), Ultimus Fund Solutions, LLC (“Ultimus”) will replace The Northern Trust Company (“Northern Trust”) as the financial administrator and transfer and dividend agent, and U.S. Bank, N.A. (“U.S. Bank”) will replace Northern Trust as custodian, for the Large Cap Equity Fund. This Supplement provides certain updated information relating to Ultimus as the Fund’s new financial administrator and transfer and dividend agent, and U.S. Bank as the Fund’s new custodian. As of the Effective Date, the following changes are made to the Statement of Additional Information:

●

The second paragraph to the cover page is revised as follows:

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus for the Fund, dated October 28, 2024 (the “Prospectus”), as supplemented, a copy of which may be obtained from the Trust at Large Cap Equity Fund, c/o Ultimus Fund Solutions, LLC, PO Box 46707, Cincinnati, Ohio 45426-0707.

●

The “Custodian, Transfer Agent, Financial Administrator and Fund Accountant” section under FUND SERVICES is deleted in its entirety and replaced as follows:

Effective as of June 20, 2025, U.S. Bank National Association (“U.S. Bank”), 1555 N. Rivercenter Dr., MK-WI-S302, Milwaukee, WI 53212, serves as the Trust’s custodian with respect to the Fund. U.S. Bank and the Trust have entered into a Custody Agreement, pursuant to which U.S. Bank serves as the Fund’s custodian and, among other things, will maintain custody of the Fund’s cash and securities.

Effective as of June 20, 2025, Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, serves as the transfer and dividend agent for the Fund. Pursuant to the terms of the transfer and dividend agency Master Services Agreement between the Trust and Ultimus, Ultimus provides various transfer and dividend agency services to the Fund, including, but not limited to (i) processing shareholder purchase and redemption requests; (ii) processing dividend payments; and (iii) maintaining shareholder account records.

Ultimus also serves as the financial administrator of the Fund. Pursuant to the terms of the financial administration Master Services Agreement between the Trust and Ultimus, Ultimus provides various administrative and fund accounting services to the Fund, which includes (i) computing the Fund’s net asset value for purposes of the sale and redemption of its shares; (ii) computing the Fund’s dividend payables; (iii) preparing certain periodic reports and statements; and (iv) maintaining the general ledger accounting records for the Fund.

Prior to U.S. Bank serving as the Fund’s custodian and Ultimus serving as the Fund’s transfer agent, financial administrator and fund accountant, The Northern Trust Company (“Northern Trust”) provided the foregoing services to the Fund. As compensation for these services rendered by Northern Trust, the Fund, or Foreside Management Services, LLC, paid the following amounts to Northern Trust for the following fiscal years:

	Fees Paid
Fund	2024	2023*	2022*
Large Cap Equity Fund	$105,528	$131,500	$131,500

*	For 2022 and 2023, Northern Trust provided services to the Fund and another fund in the Trust and charged a different fee that was allocated between the two funds. Northern Trust’s fee was changed following the liquidation of the second fund.

This Supplement and the Prospectus and Statement of Additional Information should be retained for future reference.

ASSET MANAGEMENT FUND
190 Middle Street, Suite 301

Portland, Maine 04101